Accounts Receivable, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year/period	$ (62,453)	$ (80,056)
Reversal (provision)	(18,887)	17,603
Total	$ (81,340)	$ (62,453)